Schedule of investments
Delaware Select Growth Fund	July 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.78%♦
Communication Services — 4.06%
Alphabet Class A †	40,760	$ 4,741,203
Live Nation Entertainment †	33,485	3,147,255
		7,888,458
Consumer Discretionary — 25.49%
Amazon.com †	34,600	4,669,270
Chewy Class A †	116,028	4,503,047
Chipotle Mexican Grill †	4,145	6,483,692
Lululemon Athletica †	16,630	5,163,782
Tesla †	8,978	8,003,438
TopBuild †	35,560	7,528,763
Ulta Beauty †	14,442	5,616,638
YETI Holdings †	148,321	7,530,257
		49,498,887
Healthcare — 29.02%
Align Technology †	9,430	2,649,547
Dexcom †	44,320	3,637,786
Exact Sciences †	130,309	5,876,936
Figs Class A †	497,042	5,253,734
Inari Medical †	119,602	9,278,723
Inspire Medical Systems †	50,275	10,506,972
Pacira BioSciences †	135,896	7,686,278
Progyny †	328,534	10,030,143
Zoetis	7,920	1,445,796
		56,365,915
Industrials — 5.35%
SiteOne Landscape Supply †	44,044	6,136,650
Trex †	65,840	4,247,997
		10,384,647
Information Technology — 35.86%
Advanced Micro Devices †	45,452	4,293,850
Arista Networks †	66,535	7,759,977
Bill.com Holdings †	53,420	7,215,974
Cloudflare Class A †	46,410	2,335,351
Datadog Class A †	51,897	5,294,013
EPAM Systems †	2,980	1,040,765
HubSpot †	9,845	3,032,260
Marvell Technology	80,384	4,475,781
Microsoft	25,533	7,168,134
NVIDIA	17,878	3,247,181
NQ-316 [7/22] 9/22 (2418952)    1

Schedule of investments
Delaware Select Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Palo Alto Networks †	7,674	$ 3,830,093
ServiceNow †	14,863	6,638,708
Shift4 Payments Class A †	117,915	4,295,644
Snowflake Class A †	20,255	3,036,427
Trade Desk Class A †	132,633	5,968,485
		69,632,643
Total Common Stocks (cost $236,584,218)		193,770,550
Total Value of Securities—99.78% (cost $236,584,218)		193,770,550

Receivables and Other Assets Net of Liabilities—0.22%		433,456
Net Assets Applicable to 9,200,035 Shares Outstanding—100.00%		$194,204,006
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
2    NQ-316 [7/22] 9/22 (2418952)